Stock options (Narrative) (Details)	12 Months Ended
	Oct. 31, 2023 USD ($) share shares	Oct. 31, 2022 USD ($) share shares	Oct. 31, 2021 USD ($) share shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted	27,500,000
Stock options maximum term	10 years
Stock options granted | share	3,000,000	2,025,000	9,500,000
Share price at grant date | $ / shares			$ 0.05
Options exercised | share	2,550,000
Proceeds from exercise of options | $	$ 214,140	$ 0	$ 0
Options exercisable	9,525,000	10,225,000
Stock option expense | $	$ 217,965	$ 41,484	$ 360,044
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	3,000,000	0	9,500,000
Options exercised	3,000,000
Directors and Officers [Member] | Vesting by January 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be vested	2,750,000
Directors and Officers [Member] | Vesting by July 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be vested	250,000